FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments, Gain (Loss)

The following table summarizes the effect of the Company’s financial instruments on the consolidated Statements of Operations (in thousands):

	Year ended	Year ended
	December 31,	December 31,
	2021	2020
Natural Gas Financial Instruments
Realized (loss) gain	$(826)	$5,050
Unrealized loss	—	(2,618)
LNG Financial Futures
Realized gain	1,010	—
Unrealized gain	8,693	—

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The following table presents the classification of the Company’s financial derivative assets and liabilities that are required to be measured at fair value on a recurring basis on the Company’s Consolidated Balance Sheets (in thousands):

	Year ended	Year ended
	December31,	December 31,
	2021	2020
Current Assets:
Natural Gas Financial Instruments	$—	$843
LNG Financial Futures	8,693	—
Non-Current Assets:
Natural Gas Financial Instruments	—	84